Goodwill and other intangible assets (Details 4) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Goodwill [Line Items]
Beginning Balance	¥ 152,368	¥ 132,775
Acquisition	13,790	9,223
Impairment loss	0	0	¥ 0
Translation adjustments and Others	6,272	10,370
Ending Balance	172,430	152,368	132,775
Nidec Electronics (Thailand)
Goodwill [Line Items]
Beginning Balance	7,645	6,994
Translation adjustments and Others	1,303	651
Ending Balance	8,948	7,645	6,994
Nidec (Zhejiang)
Goodwill [Line Items]
Beginning Balance	1,142	1,044
Translation adjustments and Others	191	98
Ending Balance	1,333	1,142	1,044
Nidec Sankyo
Goodwill [Line Items]
Beginning Balance	28,685	27,312
Acquisition		1,266
Translation adjustments and Others	109	107
Ending Balance	28,794	28,685	27,312
Nidec Copal
Goodwill [Line Items]
Beginning Balance	16,462	16,462
Ending Balance	16,462	16,462	16,462
Nidec Copal Electronics
Goodwill [Line Items]
Beginning Balance	6,561	6,561
Ending Balance	6,561	6,561	6,561
Nidec Techno Motor
Goodwill [Line Items]
Beginning Balance	2,049	2,049
Ending Balance	2,049	2,049	2,049
Nidec Motor
Goodwill [Line Items]
Beginning Balance	63,078	55,008
Translation adjustments and Others	3,675	8,070
Ending Balance	66,753	63,078	55,008
Nidec Motors & Actuators
Goodwill [Line Items]
Beginning Balance	16,313	7,423
Acquisition	13,790	7,957
Translation adjustments and Others	401	933
Ending Balance	30,504	16,313	7,423
All others
Goodwill [Line Items]
Beginning Balance	10,433	9,922
Translation adjustments and Others	593	511
Ending Balance	¥ 11,026	¥ 10,433	¥ 9,922